UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06041

The Central Europe, Russia and Turkey Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

The Central Europe, Russia and Turkey Fund, Inc.

Schedule of Investments	as of July 31, 2015 (Unaudited)

	Shares	Value ($)
Russia 51.3%
Common Stocks 49.0%
Commercial Banks 6.3%
Bank St Petersburg*	6,497,860	4,152,782
Sberbank of Russia*	2,000,000	2,369,600
Sberbank of Russia (ADR)	1,050,000	5,179,125
		11,701,507
Diversified Financial Services 1.3%
Moscow Exchange	2,000,000	2,310,600

Diversified Telecommunication Services 0.6%
Rostelecom*	800,000	1,114,160

Food & Staples Retailing 8.3%
DIXY Group*	335,000	1,822,534
Magnit*	32,000	6,397,415
Magnit (GDR) Reg S	90,000	4,882,500
X5 Retail Group (GDR) Reg S*	130,000	2,327,000
		15,429,449
Independent Power Producers & Energy Traders 0.9%
E.ON Russia*	40,000,000	1,700,000

Metals & Mining 5.8%
Magnitogorsk Iron & Steel Works (GDR) Reg S	171,821	698,452
MMC Norilsk Nickel (ADR)†	655,000	10,073,900
		10,772,352
Oil, Gas & Consumable Fuels 22.0%
Gazprom (ADR)	3,883,774	17,884,779
LUKOIL (ADR)†	375,000	15,506,250
NovaTek (GDR) Reg S	35,000	3,491,250
Rosneft (GDR) Reg S	450,000	1,737,000
Tatneft (ADR)	75,000	2,207,250
		40,826,529
Wireless Telecommunication Services 3.8%
MegaFon (GDR) Reg S	209,496	2,597,750
Mobile Telesystems (ADR)†	440,527	3,647,564
Sistema (GDR) Reg S	100,000	849,000
		7,094,314

Preferred Stocks 2.3%
Commercial Banks 0.7%
Sberbank of Russia (Cost $2,565,443)*	1,600,000	1,347,360

Oil, Gas & Consumable Fuels 1.6%
Surgutneftegaz (Cost $2,813,275)*	4,600,000	2,845,560

Total Russia (Cost $105,245,049)		95,141,831

Turkey 17.7%
Common Stocks
Airlines 1.4%
Turk Hava Yollari*	825,000	2,695,864

Automobiles 1.2%
Ford Otomotiv Sanayi	96,713	1,154,928
Tofas Turk Otomobil Fabrikasi	150,000	985,200
		2,140,128
Beverages 0.9%
Coca-Cola Icecek	110,000	1,584,280

Commercial Banks 7.4%
Akbank	1,478,008	3,968,596
Turkiye Garanti Bankasi	1,100,000	3,264,095
Turkiye Halk Bankasi	575,000	2,517,732
Turkiye Is Bankasi	1,479,748	2,891,597

	Shares	Value ($)
Commercial Banks 7.4% (Continued)
Turkiye Vakiflar Bankasi Tao†	700,000	1,058,841
		13,700,861
Diversified Financial Services 1.3%
Haci Omer Sabanci Holding	700,000	2,401,389

Food & Staples Retailing 0.9%
Migros Ticaret*	235,000	1,756,079

Food Products 0.5%
Ulker Biskuvi Sanayi	170,000	947,384

Gas Utilities 1.3%
Aygaz†	650,000	2,458,023

Industrial Conglomerates 1.5%
Enka Insaat ve Sanayi	499,999	908,300
KOC Holding	425,000	1,891,691
		2,799,991
Metals & Mining 0.4%
Kardemir Karabuk Demir Celik Sanayi ve Ticaret†	1,500,000	803,358

Oil, Gas & Consumable Fuels 0.9%
Tupras Turkiye Petrol Rafinerileri*	61,022	1,589,920

Total Turkey (Cost $35,043,306)		32,877,277

Poland 16.9%
Common Stocks
Air Freight & Logistics 1.2%
Integer.pl*†	65,599	2,344,628

Commercial Banks 6.2%
Bank Millennium*	1,643,617	2,688,149
Bank Zachodni WBK*	22,500	1,801,352
Powszechna Kasa Oszczednosci Bank Polski	895,772	6,960,737
		11,450,238
Diversified Telecommunication Services 1.7%
Orange Polska	1,500,000	3,243,092

Electric Utilities 2.0%
PGE Polska Grupa Energetyczna	793,000	3,736,925

Food & Staples Retailing 0.8%
Eurocash	123,996	1,431,116

Insurance 1.1%
Powszechny Zaklad Ubezpieczen	17,500	2,008,384

Media 1.0%
Cyfrowy Polsat*	300,000	1,842,938

Metals & Mining 1.5%
KGHM Polska Miedz	107,663	2,719,992

Oil, Gas & Consumable Fuels 1.4%
Polski Koncern Naftowy Orlen†	125,000	2,531,048

Total Poland (Cost $36,526,196)		31,308,361

Hungary 4.7%
Common Stocks
Commercial Banks 1.3%
OTP Bank PLC	115,000	2,371,070

Oil, Gas & Consumable Fuels 1.8%
MOL Hungarian Oil & Gas PLC	62,607	3,316,392

	Shares	Value ($)
Pharmaceuticals 1.6%
Richter Gedeon Nyrt	185,000	2,985,070

Total Hungary (Cost $8,078,052)		8,672,532

Czech Republic 2.7%
Common Stocks
Commercial Banks 0.6%
Komercni banka as	5,000	1,122,075

Electric Utilities 2.1%
CEZ	160,000	3,886,877

Total Czech Republic (Cost $5,408,773)		5,008,952

Kazakhstan 0.9%
Common Stocks
Metals & Mining 0.9%
Goldbridges Global Resources PLC (Cost $1,824,442)*	50,000,000	1,611,423

Securities Lending Collateral 5.2%
Daily Assets Fund Institutional, 0.18%
(Cost $9,707,792)(a)(b)	9,707,792	9,707,792

Cash Equivalents 1.8%
Central Cash Management Fund, 0.10%
(Cost $3,441,429)(b)	3,441,429	3,441,429

	% of Net Assets	Value ($)
Total Investments Portfolio (Cost $205,275,039)**	101.2	187,769,597
Other Assets and Liabilities, Net	(1.2)	(2,295,919)
Net Assets	100.0	185,473,678

*	Non-income producing security.
**	The cost for federal income tax purposes was $206,309,013. At July 31, 2015, net unrealized depreciation for all securities based on tax cost was $18,539,416. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $18,566,074 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $37,105,490.
†	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2015 amounted to $9,469,697, which is 5.1% of net assets.
(a)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
Reg S	-	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (c)
Russia	$ 95,141,831	$ —	$ —	$ 95,141,831
Turkey	32,877,277	—	—	32,877,277
Poland	31,308,361	—	—	31,308,361
Hungary	8,672,532	—	—	8,672,532
Czech Republic	5,008,952	—	—	5,008,952
Kazakhstan	1,611,423	—	—	1,611,423
Short-Term Instruments (c)	13,149,221	—	—	13,149,221
Total	$ 187,769,597	$ —	$ —	$ 187,769,597

There have been no transfers between fair value measurement levels during the period ended July 31, 2015.

(c) See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Central Europe, Russia and Turkey Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2015